Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net income	$ 1,824	$ 958	$ 5,205	$ 3,408	$ 1,479
Other comprehensive (loss) income:
Unrealized (losses) gains on securities available for sale arising during the period, net	16	(12)	255	(686)	230
Reclassification adjustment for net gains included in net income	7	34	34
Other comprehensive (losses) gains before tax	9	(46)	221	(686)	230
Income tax (benefit) expense	3	(16)	75	(233)	78
Other comprehensive (losses) gains, net of tax	6	(30)	146	(453)	152
Comprehensive income	$ 1,830	$ 928	$ 5,351	$ 2,955	$ 1,631